Concentration Of Risk	9 Months Ended
Sep. 30, 2011
Concentration Of Risk [Abstract]
Concentration Of Risk [Text Block]

Cash

All funds in a noninterest-bearing transaction account are insured in full by the Federal Deposit Insurance Corporation  (“FDIC”) from December 31, 2010 through December 31, 2012. This temporary unlimited coverage is in addition to, and separate from, the coverage of at least $250,000 available to depositors under the FDIC's general deposit insurance rules. As of September 30, 2011 and December 31, 2010, uninsured balances totaled zero and $497,777, respectively.

Major Customers

The Company had two and one major customer that individually represented 10% or more of the Company’s total net sales during the nine months ended September 30, 2011 and 2010,respectively.  Total net sales from those customers was $30,382,428 and $8,670,966 for the nine months ended September 30, 2011 and 2010, respectively, and related accounts receivable balance was $2,631,054 and $1,914,529 as of September 30, 2011 and 2010, respectively.